Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 76,734
Cumulative earnings undistributed	34,585
Taxes payable current and noncurrent	10,376
Discrete benefit of re-measurement of unrecognized tax benefits		$ 22,408
Unrecognized tax benefits	12,065	9,799	$ 29,683
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	11,894
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	776
Unrecognized tax benefits reductions impact on effective tax rate	713
Income tax examination interest and penalty expense (benefit)	70	(729)	$ 376
Income tax examination total accrued interest and penalties	$ 645	$ 575
Minimum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2018
Maximum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2035